Schedule of revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	€ 6,931
LP grelated services [member]
IfrsStatementLineItems [Line Items]
Total	6,931
Hydrogen technology [member]
IfrsStatementLineItems [Line Items]
Total